SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly former owned subsidiaries and subsidiaries which the Company owns 85% interests and its investment in CWN Capital Inc through April 28, 2014(the date of deconsolidation of the subsidiaries). All material inter-company accounts and transactions have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and would impact the results of operations and cash flows.

Estimates and underlying assumptions are reviewed at each period end. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant areas requiring the use of management estimates relate to the determination of the net recoverable value of assets, fair value of financial instruments, allowance for doubtful accounts, asset impairment, deferred income tax assets and liabilities and stock based compensation.

Equipment

Equipment is recorded at cost, net of accumulated amortization.

Depreciation on equipment is provided on a declining-balance basis over its expected useful lives at the following annual rates:

Furniture and fixtures	20%
Computer equipment	30%
Vehicle	25%

Equipments are written down to net realizable value when management determines there has been a change in circumstances which indicates its carrying amount may not be recoverable. No write-downs have been necessary to date.

Cash and cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. As at December 31, 2014, the Company held a $Nil [2013 - $Nil] term deposit.

Accounts receivable

Accounts receivable are recorded at face value, less an allowance for doubtful accounts. The allowance for doubtful accounts is an estimate calculated based on an analysis of current business and economic risks, customer credit-worthiness, specific identifiable risks such as bankruptcies, terminations or discontinued customers, or other factors that may indicate a potential loss. The allowance is reviewed on a regular basis, at least annually, to ensure that it adequately provides for all reasonably expected losses in the receivable balances. An account may be determined to be uncollectible if all collection efforts have been exhausted, the customer has filed for bankruptcy and all recourse against the account is exhausted, or disputes are unresolved and negotiations to settle are exhausted. This uncollectible amount is written off against the allowance.  As of December 31, 2014, the company had no Accounts receivable after disposal of assets of all subsidiaries.

Foreign currency translations

The Company, NAI, CWN HK, CWN China and Weihai maintain their accounting records in their functional currencies of U.S. dollars, Canadian dollars, HK dollars, Chinese Renminbi and Chinese Renminbi, respectively. However, the Company reports in U.S. dollars. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

Allowance for Doubtful Accounts

The Company provides an allowance for doubtful accounts when management estimates collectibility to be uncertain. Accounts receivable are continually reviewed to determine which, if any, accounts are doubtful of collection. In making the determination of the appropriate allowance amount, the Company considers current economic and industry conditions, relationships with each significant customer, overall customer credit-worthiness and historical experience.

Income taxes

The Company accounts for income taxes under the provisions of Accounting Standards Codification (“ASC”) 740 (formerly Statement of Financial Accounting Standards (“SFAS”) No. 109), Accounting for Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The effect on deferred income tax assets and liabilities of a change in income tax rates is included in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

On January 1, 2007 the Company adopted FAS Interpretation No. 48, “Accounting for Uncertainty in Income Taxes— an interpretation of FASB Statement No. 109 ("FIN 48")”, codified into ASC 740. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN 48 describes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Comprehensive income

The Company accounts for comprehensive income under the provisions of ASC 220 (formerly SFAS 130), Reporting Comprehensive Income, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders’ Equity. The Company’s comprehensive income (loss) consists of net earnings (loss) for the year, foreign currency translation adjustments and unrealized gain (loss) on available-for-sale securities.

Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash and cash equivalents, accounts payable and accrued liabilities, and notes receivable approximates their fair value because of the short-term nature of these instruments. The Company is exposed to interest rates risk on its cash and cash equivalents. Management does not believe that the impact of interest rate fluctuate will be significant.

The Company has cash and cash equivalents with various financial institutions, which may exceed insured limits throughout the year. The Company is exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution. However, the Company does not anticipate non-performance.

The Company operates and incurs significant expenditures outside of the United States of America and is exposed to foreign currency risks due to the currency exchange fluctuation between the subsidiaries’ functional currency and the Company’s reporting currency.

Fair value of financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

⋅	Level one – Quoted market prices in active markets for identical assets or liabilities;

⋅	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and

⋅	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the period ended December 31, 2014 and 2013, the fair value of cash and cash equivalents and public traded securities, marketable funds and bank loans are recognized on the balance sheets as level one per the fair value hierarchy; and the fair value of share options and notes receivable are recognized in the balance sheets as level three per the fair value hierarchy.

Available-for-sale securities

Available-for-sale securities represent securities and other financial instruments that are non- strategic and neither held for trading, nor held to maturity. Available-for-sale securities are recorded at market value. Unrealized holding gains and losses on available-for-sale securities are excluded from income and charged to Accumulated other comprehensive income as a separate component of stockholders’ equity until realized.

Investments in Companies Accounted for Using the Equity Method

Investments in equity method investees are accounted for using the equity method based upon the level of ownership and/or the Company’s ability to exercise significant influence over the operating and financial policies of the investee. Investments of this nature are recorded at original cost and adjusted periodically to recognize the Company’s proportionate share of the investees’ net income or losses after the date of investment. When net losses from and investment accounted for under the equity method exceed its carrying amount, the investment balance is reduced to zero. The Company resumes accounting for the investment under the equity method if the entity subsequently reports net income and the Company’s share of that net income exceeds the share of the net losses not recognized during the period the equity method was suspended. Investments are written down only when there is clear evidence that a decline in value that is other than temporary has occurred. When an investment accounted for using the equity method issues its own shares, the subsequent reduction in the Company’s proportionate interest in the investee is reflected in income as a deemed dilution gain or loss on disposition. The Company evaluates its investments in companies accounted for the equity or cost method for impairment when there is evidence or indicators that a decrease in value may be other than temporary.

Deconsolidation

The Company accounts for deconsolidation of subsidiaries in accordance with ASC Topic 810 “Consolidation”.
In accordance with ASC Topic 810-10-40-5, the parent shall account for the deconsolidation of a subsidiary by recognizing a gain or loss in net income attributable to the parent, measured as the difference between:

a. The aggregate of all of the following:

1. The fair value of any consideration received;
2. The fair value of any retained non-controlling investment in the former subsidiary at the date the subsidiary is deconsolidated;
3. The carrying amount of any non-controlling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is deconsolidated.
b. The carrying amount of the former subsidiary’s assets and liabilities.

For the years ended December 31, 2014, the Company incurred approximately US$0.40 million loss on disposal of its former subsidiaries.

Non-monetary transactions

The Company entered into agreements for the supply of content for the Company’s websites in exchange for advertising, consisting primarily of links to the supplier’s websites.  The Company accounted for these transactions in accordance with ASC 845 (formerly Accounting Principles Board No. 29) Nonmonetary Transactions and with ASC 605-20 (formerly Emerging Issues Task Force No. 99-17)  Revenue Recognition .  No cash was exchanged between the parties in any of these transactions.  These transactions have been recorded at a zero value, being the carrying amount of the content supplied.

Revenue recognition

Revenue consists of two main sources:

1.
Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road show and forums, all of which sales prices are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2.	Fees from membership subscriptions. These revenues are recognized over the term of the subscription.

Fees received in advance and require continuing performance obligation are deferred and recognized as revenue systematically over the period of services provided to customers.

Long-lived assets impairment

Long-term assets of the Company are reviewed for impairment whenever events or changes in circumstances indicate that their carrying value has become impaired, in accordance with the guidance established in ASC 360 (formerly SFAS144), Property, Plant and Equipment . An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis. There were no impairment charges during the periods presented.

Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 (formerly SFAS 123R) Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

Commitment and Contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.   The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment.   In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements.   If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Earning (Loss) per share

Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share . Diluted earning (loss) per share is equal to basic loss per share because there is no potential dilutive security.

Recent Accounting Pronouncements

In June 2014, under ASC 718, Compensation—Stock Compensation, the FASB issued Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. These amendments apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. We are currently evaluating the impact on our consolidated financial statements of adopting this guidance.

In August 2014, the FASB issued Presentation of Financial Statements – Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. We are currently evaluating the impact on our consolidated financial statements of adopting this guidance.